Financial assets, liabilities and financial result (excluding Orange Bank) - Financial assets of telecom activities - Additional information (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Non-current	€ 1,274	€ 1,208
FRANCE | Digicel, anti-competitive practices action [member]
Disclosure of financial assets [line items]
Escrow deposits	347
Elimination of intersegment amounts [member]
Disclosure of financial assets [line items]
Non-current	€ (27)